Repurchase of Shares (Details)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Excess of purchase price over par value [Member] USD ($)	Dec. 31, 2013 Excess of purchase price over par value [Member] CNY	Dec. 31, 2012 Excess of purchase price over par value [Member] USD ($)	Dec. 31, 2012 Excess of purchase price over par value [Member] CNY	Dec. 31, 2011 Excess of purchase price over par value [Member] USD ($)	Dec. 31, 2011 Excess of purchase price over par value [Member] CNY	Dec. 31, 2013 Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2013 Additional Paid-in Capital [Member] CNY	Dec. 31, 2012 Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2012 Additional Paid-in Capital [Member] CNY	Dec. 31, 2011 Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2011 Additional Paid-in Capital [Member] CNY	Dec. 31, 2013 Retained Earnings [Member] USD ($)	Dec. 31, 2013 Retained Earnings [Member] CNY	Dec. 31, 2012 Retained Earnings [Member] USD ($)	Dec. 31, 2012 Retained Earnings [Member] CNY	Dec. 31, 2011 Retained Earnings [Member] USD ($)	Dec. 31, 2011 Retained Earnings [Member] CNY	Dec. 31, 2013 Share Repurchase Program, Authorized in June 2012 [Member] USD ($)	Dec. 31, 2013 Share Repurchase Program, Lapsed in March 2012 [Member] USD ($)	Dec. 31, 2013 Share Repurchase Program, Authorized in May 2013 [Member] USD ($)
Schedule of Repurchase of Shares [Line Items]
Share repurchase program, authorized amount																						$ 100,000,000	$ 150,000,000	$ 100,000,000
Share repurchase program, period in force																						12 months		12 months
Number of ordinary shares repurchased and retired during period	6,871,070	21,946,754	12,221,320
Aggregate consideration of shares repurchased and retired during period	64,141,000	255,384,000	186,287,000	$ 9,900,000	63,700,000	$ 40,100,000	2,540,000,000	$ 29,100,000	185,500,000	$ 1,900,000	12,336,000	$ 6,200,000	39,480,000	$ 3,500,000	21,970,000	$ 8,000,000	51,376,000	$ 33,900,000	214,515,000	$ 25,600,000	163,539,000